Debt (Tables)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of Future Principal Payments Under Loan

Future principal payments under the Term Loan, as amended, as of September 30, 2020 are as follows:

2021	$9,027
Total future principal payments	9,027
Less unamortized debt discount	45
Total balance as depicted on the balance sheet	$8,982
Term loan—current portion	8,982
Total balance as depicted on the balance sheet	$8,982